Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Disclosure of detailed information about property, plant and equipment [abstract]
Sustaining capital expenditures incurred	$ 3,658